Commitments - Minimum Annual Rental Commitments Under Non-cancelable Leases (Details) (10-K)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 243,000
2019	180,000
2020	180,000
2021	180,000
2022 and thereafter	360,000
Total	$ 1,143,000